Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 12.3	€ 10.5	€ 32.8	€ 38.6
Fortenova Acquisition integration costs (2)	0.0	(0.5)	0.0	1.3
Information Technology transformation program (3)	0.0	0.4		0.6
Settlement of legacy matters (4)	0.1	0.1	3.1	0.1
Exceptional items	€ 12.4	€ 10.5	€ 35.9	€ 40.6